Property, equipment and software (Tables)	12 Months Ended
Dec. 31, 2023
Notes Property Equipment And Software Tables [Line Items]
Disclosure Of Property Equipment Software Tables Explanatory

At historical cost less accumulated depreciation
USD m
Owned
properties and
equipment
1
Leased
properties and
equipment
2
Software
Projects in
progress 2023
3
2022
3
Historical cost
Balance at the beginning of the year 10,352 4,275 9,220 1,046 24,893 24,542
Additions 106 96 81 1,110 1,393 1,859
Disposals / write-offs
4
(299) (63) (1,087) 0 (1,449) (414)
Reclassifications 550 0 1,390 (1,561) 378 (894)
Foreign currency translation 653 71 185 45 954 (200)
Balance at the end of the year 11,362 4,379 9,789 640 26,169 24,893
Accumulated depreciation
Balance at the beginning of the year 6,697 1,638 5,242 0 13,577 12,830
Depreciation 457 446 1,070 0 1,974 1,819
Impairment
5
15 0 223 0 238 2
Disposals / write-offs
4
(296) (62) (1,087) 0 (1,445) (410)
Reclassifications 207 0 (2) 0 206 (566)
Foreign currency translation 439 36 101 0 576 (99)
Balance at the end of the year 7,520 2,058 5,548 0 15,126 13,577
Net book value
Net book value at the beginning of the year
3,655 2,637 3,978 1,046 11,316 11,712
Net book value at the end of the year 3,842 2,321 4,241 640
6
11,044 11,316
1 Includes leasehold improvements and IT hardware.

2 Represents right-of-use assets recognized by UBS AG as lessee. UBS AG predominantly enters into lease contracts, or contracts that include lease components, in relation to real

estate, including offices,

retail branches and

sales offices. The

total cash outflow for

leases during 2023 was

USD
594 m (2022: USD 589
m). Interest expense on

lease liabilities is included

within
Interest expense from financial

instruments measured at amortized

cost and Lease liabilities

are included within Other

financial liabilities measured

at amortized cost.

Refer to Notes 3

and 18a, respectively.

There
were no material gains or losses arising from sale-and-leaseback transactions in 2023 and in 2022.

3 The total reclassification amount for the

respective periods represents net reclassifications from / to

Properties
and other non-current assets held

for sale.

4 Includes write-offs of

fully depreciated assets.

5 Impairment charges recorded in

2023 generally relate to

assets that are no longer

used, for which the

recoverable
amount based on a value-in-use approach was determined to be zero.

6 Consists of USD
415 m related to software and USD 224 m related to Owned properties and equipment.